Average Annual Total Returns - Class I		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent		4.91%	2.27%	1.56%
Performance Inception Date	Jan. 01, 1980